STOCKHOLDERS’ EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
SCHEDULE OF PROCEEDS AND EQUITY IMPACT FROM BUSINESS COMBINATION

The following table summarizes the net assets contributed by AlphaVest and the related impact on equity:

Description	Amounts($)
Trust assets	11,538,424
Less: Redemptions	(2,631,044)
Net trust cash	8,907,380
Less: SPAC transaction costs	(4,606,996)
Less: FPA impact and related adjustments	(697,268)
Less: FPA settlement reclassification (equity to asset)	(4,305,872)
Less: AMC deferred offering costs	(1,051,479)
Add: SPAC accumulated deficit elimination	6,886,461
Net impact recorded to APIC	5,132,227

SCHEDULE OF BUSINESS COMBINATION AND RELATED TRANSACTION

As a result of the Business Combination and related transactions, the Company’s shares of common stock outstanding changed as follows:

Description	Shares
Balance at January 1, 2025	18,000,000
Reverse recapitalization / AlphaVest public stockholders	1,416,002
PIPE shares issued	800,000
AlphaVest initial stockholders	2,323,528
Shares underlying sponsor convertible notes	55,833
Balance at December 31, 2025	22,595,363